20 Financial instruments (Details Narrative) R$ in Thousands				12 Months Ended
	Mar. 31, 2020 BRL (R$) Number	Jan. 02, 2020 BRL (R$) Number	May 01, 2013	Dec. 31, 2020 BRL (R$) Number	Oct. 10, 2017 Number	Sep. 30, 2015 BRL (R$)	Apr. 30, 2015 BRL (R$)	Oct. 01, 2014 BRL (R$)	Mar. 01, 2013 Number
Domestic market [member]
Disclosure of detailed information about financial instruments [line items]
Default indicators				27.00%
Export market [member]
Disclosure of detailed information about financial instruments [line items]
Default indicators				80.00%
Probable scenario [member] | TJLP [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of rate				0.135%
US | Probable scenario [member]
Disclosure of detailed information about financial instruments [line items]
Average strike price | Number				2
Derivative financial instrument				R$ 514
Percentage of selic rate				15.866%
Top of Range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity terms				24 months
Put options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				R$ 2,000,000
Average strike price | Number				4
Put options [member] | US | Value at risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument				R$ 91,437
Call options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				R$ 1,500,000
Average strike price | Number				6
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Maturity terms				5 years
Derivative financial instrument				R$ 1,300,000
Derivative starting date				January 2019
Derivative amount payable date				January 2020
Future exports [member]
Disclosure of detailed information about financial instruments [line items]
Average strike price | Number				1
Future exports [member] | US
Disclosure of detailed information about financial instruments [line items]
Average strike price | Number	5	4			3				4
Maturity terms	2020	2032	Between 2030 and 2031
Designated	R$ 362,000	R$ 600,000
Hedge discontinued				R$ 1,617,372
Hedge discontinued rate | Number									4
Average export per year				R$ 2,800,000
Future exports [member] | Top of Range [member] | US
Disclosure of detailed information about financial instruments [line items]
Percentage of hedged exports				30.00%
Future exports [member] | Bottom of range [member] | US
Disclosure of detailed information about financial instruments [line items]
Percentage of hedged exports				20.00%
New financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Average strike price | Number				1
Maturity terms				2028
Project finance [member] | Braskem Idesa [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities								R$ 2,878,936
Project finance [member] | US
Disclosure of detailed information about financial instruments [line items]
Hedge discontinued				R$ 752,870
Project finance [member] | US | Braskem Idesa [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities						R$ 23,608	R$ 290,545
Swap Contract [member] | US | Value at risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument				128
Dollar swap [member] | US | Value at risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument				29,511
NCE swap [member] | US | Value at risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument				R$ 8,623